Segment Information (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Segments Financial Information

	Eastern Midstream	Midcontinent Midstream	Coal and Natural Resource Management	Consolidated
For the three months ended March 31, 2012
Revenues	$11,473	$195,582	$39,362	$246,417
Cost of midstream gas purchased	—	165,464	—	165,464
Operating costs and expenses	1,512	17,795	8,640	27,947
Impairments	—	124,845	—	124,845
Depreciation, depletion & amortization	2,061	13,606	8,186	23,853

Operating income	$7,900	$(126,128)	$22,536	$(95,692)

Interest expense				(9,817)
Derivatives				(4,951)
Other				116

Net income				$(110,344)

Additions to property and equipment	$31,284	$44,039	$246	$75,569

For the three months ended March 31, 2011
Revenues	$3,020	$205,079	$45,428	$253,527
Cost of midstream gas purchased	—	170,255	—	170,255
Operating costs and expenses	236	15,177	8,630	24,043
Depreciation, depletion & amortization	353	11,571	9,320	21,244

Operating income	$2,431	$8,076	$27,478	$37,985

Interest expense				(10,850)
Derivatives				(19,761)
Other				137
Net income				$7,511

Additions to property and equipment	$23,912	$13,155	$95,600	$132,667

	Total assets at
	March 31,	December 31,
	2012	2012
Eastern Midstream	$204,217	$174,444
Midcontinent Midstream	627,047	736,351
Coal and Natural Resource Management	679,919	683,197

Totals	$1,511,183	$1,593,992